CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net profit	$ 133,379	$ 301,656	$ 209,166
Other comprehensive income, net of tax:
Foreign currency translation adjustment	3,599	5,681	923
Change in employees plan assets and benefit obligations, net of taxes in the amount of $81, $171 and $184 for the years ended December 31, 2018, 2017 and 2016, respectively	269	511	(546)
Unrealized gain (loss) on derivatives	(2,704)	1,796	266
Comprehensive income	134,543	309,644	209,809
Comprehensive (income) loss attributable to non-controlling interest	407	(6,565)	(6,902)
Comprehensive income attributable to the Company	$ 134,950	$ 303,079	$ 202,907